SUBSEQUENT EVENTS (Details 1) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Revenues, net	$ 14,520	$ 24,806	$ 28,426
Net loss allocable to common shareholders	$ (6,572)	$ (12,584)	$ (12,344)
Net loss per share (in dollars per share)	$ (10.70)	$ (1.20)	$ (30.03)
Weighted average number of shares outstanding (in shares)	614	10,500	411
Vislink and IMT [Member]
Subsequent Event [Line Items]
Revenues, net				$ 52,191	$ 78,421
Net loss allocable to common shareholders				$ (81,597)	$ (23,883)
Net loss per share (in dollars per share)				$ (132.46)	$ (379.09)
Weighted average number of shares outstanding (in shares)				616	63